Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Schedule Of Intangible Assets	September 30, December 31, 2021 2020Patents and copyrights $ 14,826 $ 14,948Accumulated amortization (12,939) (12,778) $ 1,887 $ 2,170	2020 2019 Patents and copyrights$ 14,948 $ 16,612Less accumulated amortization (12,778) (13,734) $ 2,170 $ 2,878
Schedule Of Future Amortization Expense		2021$ 3582022 3212023 2832024 2702025 2312026 and thereafter 707Total$ 2,170